Cover	Jul. 29, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002119219
Document Period End Date	Jul. 29, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2605
S And P Dividend Aristocrats Select 25 Strategy Portfolio Series 44 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in common stocks that are included in the S&P 500 Dividend Aristocrats Index (the “Index”). The Index is comprised of companies within the S&P 500 that have followed a managed dividends policy of consistently increasing dividends every year for at least 25 years. As of July 22, 2026, the Index included securities with market capitalization ranges from approximately $6.5 billion to $878 billion.
Us 50 Dividend Strategy Portfolio Series 49 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in dividend-paying common stocks of U.S. companies.